Label	Element	Value
High Yield ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	High Yield ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The High Yield ETF (the “Fund”) seeks high current income
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with a secondary goal of capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example above, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s shares. For the fiscal year ended June 30, 2021, the Fund’s portfolio turnover rate was 90% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	90.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by selecting a focused portfolio of high-yield debt securities, which include senior and subordinated corporate debt obligations (such as loans, bonds, debentures, notes and commercial paper). High-yield debt securities are rated below investment grade (that is, securities rated below the top four rating categories of a ratings organization or, if unrated, determined to be of comparable credit quality by the Fund’s sub-advisers) and are commonly referred to as “high-yield” or “junk” bonds.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in high-yield debt securities. The Fund may invest in debt securities issued by foreign issuers, including issuers in emerging markets. The Fund does not have any portfolio maturity limitation and may invest its assets in instruments with short-term, medium-term or long-term maturities. In seeking to achieve its investment objective, the Fund may invest in closed-end funds. The Fund also may invest in equity securities that a sub-adviser believes will yield high dividends or are otherwise consistent with the Fund’s investment objective and in repurchase agreements. The Fund’s strategy may involve frequently buying and selling securities, which may lead to relatively high portfolio turnover. In implementing its investment strategies, the Fund may hold cash and cash equivalents, including money market funds.

The Fund employs a “multi-manager” approach whereby portions of the Fund’s assets are allocated among sub-advisers. Exchange Traded Concepts, LLC (“ETC” or the “Adviser”) is responsible for the management of the Fund and supervision of the Fund’s sub-advisers, MacKay Shields LLC (“MacKay Shields”) and WhiteStar Asset Management LLC (“WhiteStar”). Each sub-adviser manages its allocated portion of the Fund’s assets to correspond with its distinct investment style and strategy, as described below, in a manner consistent with the Fund’s investment objective, strategies, and restrictions. ETC may allocate assets from or towards each sub-adviser from time to time and may reallocate assets between the sub-advisers. MacKay Shields and WhiteStar act independently of each other and each uses its own methodology for selecting investments.

MacKay Shields. In selecting securities for the Fund’s portfolio, MacKay Shields performs an independent investment analysis of each issuer to determine its creditworthiness. MacKay Shields views credit as either of the highest quality or “D” (i.e., it either pays or does not). MacKay Shields takes a deep value contrarian approach to the credit markets, focusing on absolute value. MacKay Shields largely focuses on the secondary market, often investing in assets at a discount to par ($100), allowing for a potential opportunity to generate capital gains in addition to current yield. MacKay Shields believes that structural and technical inefficiencies exist in the secondary credit markets, which create attractive investment opportunities, and that, by holding a diversified but limited number of securities, MacKay Shields’ portion of the portfolio will be constructed of securities that provide exposure to industries believed to offer the most value to the Fund. Companies in the energy sector have significant representation in the high-yield debt securities market.

		WhiteStar. WhiteStar employs both “top-down” and “bottom-up” analyses to select investments for the Fund. WhiteStar’s top-down analysis involves a macro analysis of relative asset valuations, long-term industry trends, business cycles, interest rate expectations, credit fundamentals, and technical factors to target specific industry sectors and asset classes in which to invest. WhiteStar’s bottom-up analysis includes a rigorous analysis of the credit fundamentals and capital structure of each potential investment and a determination of relative value compared to alternative investments. Potential investments will be analyzed through a thorough review of the fundamentals of the economy in general and then the particular industry and the strengths and weaknesses of each individual credit. Under this approach, the credit performance of each asset will typically be subjected to stress tests to maximize the selection of investments with favorable risk-adjusted returns.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in high-yield debt securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risks affecting shareholders’ investments in the Fund are set forth below.

Bank Loans Risk. Investments in bank loans (through both assignments and participations) are generally subject to the same risks as investments in other types of debt instruments, including, in many cases, investments in junk bonds. There may be limited public information available regarding bank loans and bank loans may be difficult to value. If the Fund holds a bank loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, and that the Fund’s rights to collateral may be limited by bankruptcy or insolvency laws. In addition, the secondary market for bank loans may be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may cause the Fund to be unable to realize the full value of its investment in a bank loan. Bank loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.

Credit Risk. The Fund is subject to the risk that an issuer of a fixed income security, such as a corporate bond, may be unable or unwilling to make interest and principal payments when due. The Fund is also subject to the related risk that the value of a fixed income security may decline because of concerns about the issuer’s creditworthiness. Credit risk is heightened to the extent the Fund invests in high-yield debt securities.

Emerging Markets Securities Risk. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Differences in regulatory, accounting, auditing, and financial reporting and recordkeeping standards could impede a sub-adviser’s ability to evaluate local companies and impact the Fund’s performance. Investments in securities of issuers in emerging markets may also be exposed to risks related to a lack of liquidity, greater potential for market manipulation, issuers’ limited reliable access to capital, and foreign investment structures. Additionally, the Fund may have limited rights and remedies available to it to pursue claims against issuers in emerging markets.

Energy Sector Risk. Issuers in energy-related industries can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels. Markets for various energy-related commodities can have significant volatility, and are subject to control or manipulation by large producers or purchasers. Companies in the energy sector may need to make substantial expenditures, and to incur significant amounts of debt, in order to maintain or expand their reserves. Oil and gas exploration and production can be significantly affected by natural disasters, as well as changes in exchange rates, interest rates, government regulation, world events and economic conditions. These companies may be at risk for environmental damage claims.

Equity Securities Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Fixed Income Securities Risk. The market value of fixed income investments in which the Fund may invest may change in response to interest rate changes and other factors. During periods of falling interest rates, the value of outstanding fixed income securities may rise. Conversely, during periods of rising interest rates, the value of fixed income securities may decline.

Foreign Securities Risk. Investments in foreign securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in foreign securities may be subject to risk of loss due to foreign currency fluctuations or to expropriation, nationalization or adverse political or economic developments. Foreign securities may have relatively low market liquidity and decreased publicly available information about issuers. Investments in foreign securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Foreign issuers may also be subject to inconsistent and potentially less stringent accounting, auditing, financial reporting and investor protection standards than U.S. issuers. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. In addition, where all or a portion of the Fund’s portfolio holdings trade in markets that are closed when the Fund’s market is open, there may be valuation differences that could lead to differences between the Fund’s market price and the value of the Fund’s portfolio holdings.

Fund Distributions Risk. The Fund seeks to make cash distributions once per month throughout a calendar year based on a rate determined at the beginning of the year. Because these distributions will be made from Fund assets and shareholders are generally not expected to reinvest such distributions in additional Fund shares, the Fund’s monthly cash distributions will reduce the amount of assets available for investment by the Fund. It is possible for the Fund to suffer substantial investment losses and simultaneously experience additional asset reductions as a result of its distributions to shareholders under this distribution policy. Moreover, even if the Fund’s capital grows over short, intermediate, or long periods of time, it is possible that such growth will be insufficient to enable the Fund to maintain the amount of its cash distributions without returning capital to shareholders. A return of capital is a return of all or part of a shareholder’s original investment in the Fund. In general, a return of capital is not immediately taxable to a shareholder. Rather, it reduces a shareholder’s cost basis in Fund shares and is not taxable to a shareholder until his or her cost basis has been reduced to zero. The rate and dollar amount of the Fund’s monthly income payments could vary substantially from one year to the next, during the course of a year, and over time depending on several factors, including the performance of the financial markets in which the Fund invests, the allocation of Fund assets across different asset classes and investments, the performance of the Fund’s investment strategies, and the amount and timing of prior distributions by the Fund. The Fund is not guaranteed to provide a fixed or stable level of cash distributions at any time or over any period of time.

High-Yield Risk. High-yield or non-investment grade securities (commonly referred to as “junk bonds”) and unrated securities of comparable credit quality are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations and are generally considered to be speculative. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the non-investment grade securities markets generally, real or perceived adverse economic and competitive industry conditions and less secondary market liquidity. If the issuer of non-investment grade securities defaults, the Fund may incur additional expenses to seek recovery.

Illiquid Investments Risk. This risk exists when particular Fund investments are difficult to purchase or sell, which can reduce the Fund’s returns because the Fund may be unable to transact at advantageous times or prices.

Issuer Risk. The value of a debt security may decline for a number of reasons directly related to the issuer of such security, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Limited Authorized Participants, Market Makers and Liquidity Providers Risk. Because the Fund is an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occurs, the risk of which is higher during periods of market stress, shares of the Fund may trade at a material discount to their net asset value (“NAV”) per share and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Management Risk. The Fund is actively managed. The sub-advisers continuously evaluate the Fund’s holdings, purchases and sales with a view to achieving the Fund’s investment objective. However, the achievement of the stated investment objective cannot be guaranteed over short- or long-term market cycles. The sub-advisers’ judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment.

Market Risk. The market price of a security or instrument could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Operational Risk. The Fund and its service providers may experience disruptions that arise from human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on the Fund.

Portfolio Turnover Risk. The Fund’s investment strategy may result in relatively high portfolio turnover, which may result in increased transaction costs and may lower Fund performance.

Repurchase Agreement Risk. The Fund will be subject to credit risk with respect to the counterparties with which the Fund enters into repurchase agreements, including with respect to recovering or realizing on collateral.

Risks of Investing in Closed-End Funds. The organizational documents of certain closed-end funds include provisions that could limit the ability of other entities or persons to acquire control of a closed-end fund or to change the composition of its board, which could limit the ability of shareholders to sell their shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control of the closed-end fund. In addition, the closed-end funds in which the Fund may invest may be leveraged, thereby exposing the Fund indirectly to leverage. An investment in shares of closed-end funds that use leverage may expose the Fund to higher volatility in the market value of such shares and the possibility that the Fund’s long-term returns on such shares (and, indirectly, the long-term returns of the shares) will be diminished. Moreover, the shares of closed-end funds may trade at a discount or premium to their NAV. This characteristic is a risk separate and distinct from the risk that a closed-end fund’s NAV could decrease as a result of investment activities. Whether investors, such as the Fund, will realize gains or losses upon the sale of shares will depend not on a closed-end fund’s NAV, but entirely upon whether the market price of the closed-end fund’s shares at the time of sale is above or below an investor’s purchase price for shares.

Trading Risk. Shares of the Fund may trade on the NYSE Arca, Inc. (the “Exchange”) above (premium) or below (discount) their NAV. The NAV of shares of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Fund’s shares will fluctuate continuously throughout trading hours based on market supply and demand and may deviate significantly from the value of the Fund’s holdings, particularly in times of market stress, with the result that investors may pay more or receive less than the underlying value of the Fund shares bought or sold. When buying or selling shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask), which is known as the bid-ask spread. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

On June 22, 2018, the Fund acquired all of the assets and liabilities of the AdvisorShares Peritus High Yield ETF (the “Predecessor Fund”), a series of AdvisorShares Trust, in exchange for shares of beneficial interest of the Fund (the “Reorganization”). As a result of the Reorganization, the Fund is the accounting successor of the Predecessor Fund. The historical performance information shown below reflects, for the period prior to the Reorganization, the historical performance of the Predecessor Fund. The Predecessor Fund was advised by another investment adviser and sub-adviser.

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual total returns of the Bloomberg U.S. Corporate High Yield Index, Bloomberg U.S. High Yield Very Liquid Index, and the Bloomberg U.S. Aggregate Bond Index. The Bloomberg U.S. Corporate High Yield Index is considered representative of the universe of U.S. fixed rate, non-investment-grade debt, the Bloomberg U.S. High Yield Very Liquid Index is considered representative of the universe of liquid U.S. fixed rate, non-investment-grade corporate debt, and the Bloomberg U.S. Aggregate Bond Index is a market-capitalization weighted bond market index representing intermediate term investment grade bonds traded in the U.S. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.hyldetf.com or by calling toll-free 844-880-3837.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual total returns of the Bloomberg U.S. Corporate High Yield Index, Bloomberg U.S. High Yield Very Liquid Index, and the Bloomberg U.S. Aggregate Bond Index. The Bloomberg U.S. Corporate High Yield Index is considered representative of the universe of U.S. fixed rate, non-investment-grade debt, the Bloomberg U.S. High Yield Very Liquid Index is considered representative of the universe of liquid U.S. fixed rate, non-investment-grade corporate debt, and the Bloomberg U.S. Aggregate Bond Index is a market-capitalization weighted bond market index representing intermediate term investment grade bonds traded in the U.S.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	844-880-3837
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.hyldetf.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of 12/31	[1]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and Worst Quarter Returns (for the period reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	7.33%	4Q/2020
Lowest Return	-14.41%	1Q/2020

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares of the Fund at the end of the measurement period.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares of the Fund at the end of the measurement period.
High Yield ETF | Bloomberg U.S. High Yield Very Liquid Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Label	rr_AverageAnnualReturnLabel	Bloomberg U.S. High Yield Very Liquid Index1 (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	5.87%	[2]
5 Years	rr_AverageAnnualReturnYear05	8.18%	[2]
10 Years	rr_AverageAnnualReturnYear10		[2]
High Yield ETF | Bloomberg U.S. Corporate High Yield Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Label	rr_AverageAnnualReturnLabel	Bloomberg U.S. Corporate High Yield Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	7.11%
5 Years	rr_AverageAnnualReturnYear05	8.59%
10 Years	rr_AverageAnnualReturnYear10	6.80%
High Yield ETF | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Label	rr_AverageAnnualReturnLabel	Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	7.51%
5 Years	rr_AverageAnnualReturnYear05	4.44%
10 Years	rr_AverageAnnualReturnYear10	3.84%
High Yield ETF | High Yield ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.37%	[3]
1 Year	rr_ExpenseExampleYear01	$ 139
3 Years	rr_ExpenseExampleYear03	434
5 Years	rr_ExpenseExampleYear05	750
10 Years	rr_ExpenseExampleYear10	$ 1,646
Annual Return 2011	rr_AnnualReturn2011	1.92%	[1]
Annual Return 2012	rr_AnnualReturn2012	15.11%	[1]
Annual Return 2013	rr_AnnualReturn2013	12.17%	[1]
Annual Return 2014	rr_AnnualReturn2014	(11.65%)	[1]
Annual Return 2015	rr_AnnualReturn2015	(13.85%)	[1]
Annual Return 2016	rr_AnnualReturn2016	17.18%	[1]
Annual Return 2017	rr_AnnualReturn2017	8.64%	[1]
Annual Return 2018	rr_AnnualReturn2018	(0.29%)	[1]
Annual Return 2019	rr_AnnualReturn2019	7.25%	[1]
Annual Return 2020	rr_AnnualReturn2020	2.31%	[1]
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.14%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.41%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	2.31%
5 Years	rr_AverageAnnualReturnYear05	6.85%
10 Years	rr_AverageAnnualReturnYear10	3.38%
High Yield ETF | High Yield ETF | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(0.73%)
5 Years	rr_AverageAnnualReturnYear05	3.69%
10 Years	rr_AverageAnnualReturnYear10	0.15%
High Yield ETF | High Yield ETF | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	1.22%
5 Years	rr_AverageAnnualReturnYear05	3.86%
10 Years	rr_AverageAnnualReturnYear10	1.19%

[1]	The performance information shown above is based on a calendar year. The Fund’s year-to-date total return as of September 30, 2021 was 5.14%.
[2]	Effective November 1, 2021, the Fund changed one of its benchmark indexes from the Bloomberg U.S. Aggregate Bond Index to the Bloomberg U.S. High Yield Very Liquid Index. The Adviser believes that this new index is more representative of the types of securities available for the Fund to invest in. The Bloomberg U.S. High Yield Very Liquid Index commenced operations on February 26, 2013.
[3]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.